SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2014	2013	2012
Revenues
United States	$741,869	$666,776	$644,900
Canada	197,769	196,479	192,196
Eliminations	(4,887)	(5,134)	(3,092)

Total	$934,751	$858,121	$834,004

Interest expense
United States	$236,835	$209,435	$202,208
Canada	54,480	53,021	54,957
Eliminations	(4,887)	(5,134)	(3,092)

Total	$286,428	$257,322	$254,073

Segment net income
United States	$186,611	$197,707	$152,854
Canada	72,639	68,633	60,727

Total	$259,250	$266,340	$213,581

Depreciation and amortization
United States	$108,074	$81,979	$76,145
Canada	34,778	33,113	32,757

Total	$142,852	$115,092	$108,902

Expenditures for equipment on operating leases
United States	$861,815	$501,599	$355,076
Canada	135,043	118,962	104,401

Total	$996,858	$620,561	$459,477

Provision (benefit) for credit losses
United States	$10,706	$(9,323)	$33,875
Canada	3,418	3,419	10,703

Total	$14,124	$(5,904)	$44,578

	2014	2013	2012
Segment assets
United States	$13,430,826	$12,536,638	$11,016,740
Canada	2,693,008	2,664,096	2,555,140
Eliminations	(214,269)	(214,030)	(225,351)

Total	$15,909,565	$14,986,704	$13,346,529

Managed receivables
United States	$10,708,704	$10,147,225	$8,849,079
Canada	2,175,865	2,151,226	2,052,884

Total	$12,884,569	$12,298,451	$10,901,963